Initial Public Offering (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 08, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs		$ 104,788	$ 8,135,810
Proceeds received from initial public offering, gross			$ 402,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	40,250,000
Purchase price, per unit	$ 10.00			$ 10.00
Proceeds received from initial public offering, gross	$ 402,500,000
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross	$ 402,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Number of shares in a unit	1
Number of warrants in a unit	0.25
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	5,250,000
Purchase price, per unit	$ 10.00
Proceeds received from initial public offering, gross	$ 402,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs	22,900,000
Proceeds From Sale Of Units	$ 14,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50